Shareholders' Equity - In kind Distribution (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 10, 2017	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Stock-based compensation
Number of ordinary shares of SINA outstanding	71,421,480	68,450,187		69,368,140
Weibo
Stock-based compensation
Shares issued under In-Kind distribution (in shares)	7,142,148
Economic interest (as a percent)		45.00%
Voting interest (as percent)		71.00%
Retained Earnings
Stock-based compensation
Increase (decrease) resulting from In-Kind distribution of consolidated entity's shares			$ (554,016)
Non-controlling Interests
Stock-based compensation
Increase (decrease) resulting from In-Kind distribution of consolidated entity's shares			$ 31,745